Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Allowances for bad debts and cash discounts	$ 32,834	$ 82,417
Treasury stock, shares (in shares)	1,435,248	1,225,716